Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2020
Compensation Related Costs [Abstract]
Employee Costs Payable

As at November 30, 2020, the Company had $1,665,236 (2019 - $893,864) accrued salaries, accrued vacation and severance payable to certain employees. This balance is due on demand and therefore presented as current liabilities.